Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	At December 31,	At December 31,
	2019	2018
Cash deposits	$118.7	$60.3
Term deposits	13.4	9.4
	$132.1	$69.7